Outstanding Warrant Liability - Schedule of Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants (Details)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 13, 2007	Dec. 31, 2010	Aug. 21, 2007	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years	3 years
Risk-free interest rate	4.94%	1.10%	4.05%
Expected volatility	113.00%	112.60%	118.00%	234.68%
Warrant [Member]
Class of Warrant or Right [Line Items]
Annual dividend yield
Expected life (years)				1 year 3 months 18 days	2 years 18 days	3 years 18 days
Risk-free interest rate				0.13%	0.38%	0.72%
Expected volatility				236.00%	150.00%	117.00%